Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004




May 4, 2009


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of Rydex Dynamic Funds (the "Trust") that the Prospectuses and Statement of Additional Information dated May 1, 2009 that would have been filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 17 to the Trust's registration statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0000891804-09-001532 on April 30, 2009.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
-------------------
W. John McGuire